Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Schedule Of Variable Interest Entities [Abstract]
Variable interest entities

Note 13 – Variable Interest Entities

When the Company becomes involved with a variable interest entity and when the nature of the Company's involvement with the entity changes, in order to determine if the Company is the primary beneficiary and must consolidate the entity, it evaluates:

  the structure and purpose of the entity;
  the risks and rewards created by and shared through the entity; and
  the entity's participants' ability to direct its activities, receive its benefits and absorb its losses. Participants include the entity's sponsors, equity holders, guarantors, creditors and servicers.

In the normal course of its investing activities, the Company makes passive investments in securities that are issued by variable interest entities for which the Company is not the sponsor or manager. These investments are predominantly asset-backed securities primarily collateralized by foreign bank obligations or mortgage-backed securities. The asset-backed securities largely represent fixed-rate debt securities issued by trusts that hold perpetual floating-rate subordinated notes issued by foreign banks. The mortgage-backed securities represent senior interests in pools of commercial or residential mortgages created and held by special-purpose entities to provide investors with diversified exposure to these assets. The Company owns senior securities issued by several entities and receives fixed-rate cash flows from the underlying assets in the pools. The Company is not the primary beneficiary and does not consolidate any of these entities because either:

  it had no power to direct the activities that most significantly impact the entities' economic performance; or
  it had neither the right to receive benefits nor the obligation to absorb losses that could be significant to these variable interest entities.

The Company has not provided, and does not intend to provide, financial support to these entities. The Company performs ongoing qualitative analyses of its involvement with these variable interest entities to determine if consolidation is required. The Company's maximum potential exposure to loss related to these entities is limited to the carrying amount of its investment reported in fixed maturities and equity securities, and its aggregate ownership interest is insignificant relative to the total principal amount issued by these entities.